REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Real Estate [Line Items]
Amount	$ 1,036	$ 0
Percentage	100.00%
Hotel
Real Estate [Line Items]
Amount	$ 77
Percentage	7.00%
Industrial
Real Estate [Line Items]
Amount	$ 168
Percentage	16.00%
Land
Real Estate [Line Items]
Amount	$ 48
Percentage	5.00%
Office
Real Estate [Line Items]
Amount	$ 243
Percentage	23.00%
Retail
Real Estate [Line Items]
Amount	$ 212
Percentage	20.00%
Apartment
Real Estate [Line Items]
Amount	$ 254
Percentage	25.00%
Other
Real Estate [Line Items]
Amount	$ 34
Percentage	3.00%